Equity (Statutory Long Term Care Reserves) (Details) (Metropolitan Life Insurance Company, New York Licensing Inquiry [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
2013 Strengthening		$ 300
2014 Strengthening	100	200
2015 Strengthening	100	100
2016 Strengthening	100
Combined Strengthening	300	300
Scenario, Forecast [Member]
Statutory Accounting Practices [Line Items]
Combined Strengthening			$ 100	$ 200